Cover	Feb. 10, 2022
Cover [Abstract]
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 10, 2022
Entity File Number	001-38730
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Country	US
Country Region	44
Entity Address Postal Zip Code	06810
City Area Code	1483
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	242200
Security 12b Title	Ordinary shares (€0.001 nominal value per share
Trading Symbol	LIN
Security Exchange Name	NYSE